iCapital KKR Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021

	Investment Strategy	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENTS IN PRIVATE EQUITY FUNDS (a) - 98.91%
CO-INVESTMENTS - 19.45%
Independence Energy Co-Invest L.P. (b)	Buyout	Americas	$ 10,205,906	$ 9,008,861	1.83%	2/26/2018
KKR Banff Co-Invest L.P. *	Buyout	Americas	10,000,000	15,000,000	3.05%	9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P.	Infrastructure	Europe	6,435,450	7,373,678	1.50%	10/3/2017
KKR Caribou Co-Invest L.P. *	Growth	Americas	525,000	2,427,168	0.50%	2/26/2018
KKR Element Co-Invest L.P. *	Buyout	Americas	-	359	0.00%	8/12/2016
KKR Enterprise Co-Invest AIV B L.P. *	Buyout	Americas	2,294,701	8,142,295	1.66%	7/14/2020
KKR Enterprise Co-Invest L.P. *	Buyout	Americas	20,000,000	3,400,624	0.69%	9/6/2018
KKR Sigma Co-Invest L.P. *	Buyout	Europe	7,500,000	14,204,702	2.89%	6/11/2018
LC Sports Pte. Ltd. *	Buyout	Asia	2,282,797	2,191,095	0.45%	11/2/2018
Nutraceutical Investco LP *	Buyout	Americas	1,348,341	2,316,497	0.47%	7/15/2019
OnyxPoint Permian Equity Feeder III LLC *	Buyout	Americas	2,723,512	5,052	0.00%	9/7/2018
Uno Co-Invest L.P. *	Buyout	Americas	15,000,000	31,500,000	6.41%	6/7/2017
TOTAL CO-INVESTMENTS			78,315,707	95,570,331	19.45%

PRIMARY INVESTMENTS - 45.10%
Bridge Growth Partners (Parallel), L.P. *	Growth	Americas	967,042	1,443,451	0.29%	2/23/2016
HPH Specialized International Fund 1, L.P.	Buyout	Americas	652,886	11,834	0.00%	10/9/2015
KKR Americas Fund XII L.P. *	Buyout	Americas	54,896,007	106,742,834	21.72%	3/31/2017
KKR Asian Fund III L.P.	Buyout	Asia	44,158,918	66,935,193	13.62%	3/31/2017
KKR European Fund IV, L.P.	Buyout	Europe	3,804,462	5,386,570	1.10%	12/17/2015
KKR European Fund V, L.P. SCSp	Buyout	Europe	18,202,338	21,453,997	4.37%	11/5/2018
KKR Health Care Strategic Growth Fund L.P. *	Growth	Americas	7,309,359	10,617,948	2.16%	8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (b)	Growth	Americas	3,000,487	4,380,260	0.89%	7/11/2019
L Catterton Asia 3 LP	Buyout	Asia	1,787,910	1,602,025	0.33%	12/4/2018
Oak Hill Capital Partners IV, L.P.*	Buyout	Americas	941,731	1,049,697	0.22%	3/31/2017
Providence Strategic Growth Europe L.P. (b)	Growth	Europe	179,256	212,095	0.04%	11/11/2019
RB Equity Fund II-A, L.P. *	Growth	Americas	379,396	496,335	0.10%	12/3/2018
The Resolute Fund IV, L.P.	Buyout	Americas	756,021	1,292,503	0.26%	9/28/2018
TOTAL PRIMARY INVESTMENTS			137,035,813	221,624,742	45.10%

SECONDARY INVESTMENTS - 34.36%
Artisan Partners Asset Management, Inc. TRA (c)	Credit	Americas	2,864,803	3,060,338	0.62%	10/12/2018
Charles River Partnership XIII, L.P. *	Growth	Americas	49,016	293,043	0.06%	6/29/2018
Eurazeo Capital IV A SCSp *	Buyout	Europe	2,345,801	2,919,170	0.60%	1/28/2019
Eurazeo Capital IV D SCSp *	Buyout	Europe	1,070,489	1,378,751	0.28%	1/28/2019
Foundation Capital III L.P. *	Growth	Americas	102	1,555	0.00%	6/29/2018
Foundation Capital V L.P. *	Growth	Americas	3,410	208,989	0.04%	6/29/2018
Foundation Capital VI L.P. *	Growth	Americas	161,147	329,593	0.07%	6/29/2018
Foundation Capital VII L.P. *	Growth	Americas	570,323	955,095	0.19%	6/29/2018
Foundation Capital VIII L.P. *	Growth	Americas	700,311	3,900,469	0.79%	6/29/2018
GA Continuity I GP, L.P.	Buyout	Americas	3,450,596	3,450,596	0.70%	6/22/2021
KKR 2006 Fund L.P . *	Buyout	Americas	15,148,546	11,210,724	2.28%	12/31/2015
KKR 2006 Fund (Allstar) L.P. (b)*	Buyout	Americas	1,909,793	1,990,868	0.41%	12/31/2015
KKR 2006 Fund (GDG) L.P. (b)*	Buyout	Americas	1,955,996	-	0.00%	12/31/2015
KKR 2006 Fund (Overseas) L.P.	Buyout	Americas	9,554,332	3,459,322	0.70%	12/31/2015
KKR Asian Fund L.P. *	Buyout	Asia	1,756,027	(34,439)	-0.01%	12/29/2016
KKR Asian Fund (Ireland III MIT) I L.P. *	Buyout	Asia	1,088,708	249,125	0.05%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P.	Buyout	Asia	3,304,108	3,103,843	0.63%	9/30/2017
KKR China Growth Fund, L.P.	Growth	Asia	12,601,432	7,571,182	1.54%	6/29/2018
KKR European Fund III, L.P. *	Buyout	Europe	2,318,267	885,011	0.18%	12/31/2015
KKR Gaudi Investors L.P. *	Buyout	Europe	8,615,337	9,507,740	1.93%	5/4/2017
KKR Lending Partners II L.P. (b)	Credit	Americas	3,069,011	1,642,069	0.33%	3/31/2017
KKR North America Fund XI L.P. (b)	Buyout	Americas	21,972,983	21,035,225	4.28%	10/29/2015
KKR North America Fund XI (Indigo) L.P. (b)*	Buyout	Americas	1,656,323	10,210,886	2.08%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b)*	Buyout	Americas	1,158,120	723,860	0.15%	10/29/2015
KKR Real Estate Partners Americas II L.P.	Real Estate	Americas	31,411,658	32,892,367	6.69%	5/31/2018
L Catterton VIII Offshore, L.P. (b)*	Buyout	Americas	2,439,666	3,229,065	0.66%	9/27/2019
Lime Rock Partners IV AF, L.P. *	Buyout	Americas	5,025,289	6,854,884	1.40%	6/21/2018
Menlo Ventures IX LP *	Growth	Americas	38,532	90,156	0.02%	12/31/2017
Menlo Ventures X LP *	Growth	Americas	2,493,985	215,147	0.05%	12/31/2017
Menlo Ventures XI LP *	Growth	Americas	5,121,980	2,553,248	0.52%	12/31/2017
iCapital KKR Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
	Investment Strategy	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 34.36%
Oak Hill Capital Partners III (AIV I), L.P. *	Buyout	Americas	$ 274,469	$ 766,411	0.16%	3/17/2017
Oak Hill Capital Partners III, L.P.	Buyout	Americas	944,478	392,966	0.08%	3/17/2017
Oak Hill Special Opportunities Fund (Offshore II), Ltd. *	Buyout	Americas	4,449	-	0.00%	3/17/2017
OHCP III BC COI, L.P. *	Buyout	Americas	1,940,403	4,841,295	0.99%	3/17/2017
OHCP III BC RO, L.P.*	Buyout	Americas	725,406	1,191,478	0.24%	12/31/2018
Orchid Asia III, L.P.	Buyout	Asia	932,796	1,423,019	0.29%	8/15/2016
Pueblo Co-Invest-A LP	Growth	Americas	3,447,261	5,466,288	1.11%	6/25/2019
RB Equity Fund I-A LP *	Growth	Americas	3,626,095	7,185,670	1.46%	12/31/2018
Salient Solutions LLC (d)*	Growth	Americas	1,057,149	1,977,367	0.40%	2/10/2016
The Resolute Fund II, L.P.	Buyout	Americas	3,432,622	3,271,218	0.67%	8/31/2018
Warburg Pincus XI (ASIA), L.P. *	Growth	Asia	7,317,918	7,315,506	1.49%	9/30/2017
Yorktown Energy Partners IX, L.P (b)*	Buyout	Americas	327,161	208,693	0.04%	9/30/2018
Yorktown Energy Partners VI, L.P (b)	Buyout	Americas	63,741	31,683	0.01%	9/30/2018
Yorktown Energy Partners VII, L.P (b)	Buyout	Americas	181,055	70,730	0.02%	9/30/2018
Yorktown Energy Partners VIII, L.P (b)	Buyout	Americas	598,709	339,438	0.07%	9/30/2018
Yorktown Energy Partners X, L.P (b)	Buyout	Americas	573,064	436,235	0.09%	9/30/2018
TOTAL SECONDARY INVESTMENTS			169,302,867	168,805,879	34.36%

TOTAL INVESTMENTS IN PRIVATE EQUITY FUNDS			$ 384,654,386	$ 486,000,952	98.91%

COMMON STOCK- 0.00% **	Shares
ENERGY - 0.00% **
Antero Resources (Common Stock) ^ (b)	1,550	Americas	$ 15,393	23,297	0.00%	3/16/2021
Antero Midstream (Common Stock) ^^ (b)	401	Americas	3,779	4,166	0.00%	3/11/2021
TOTAL COMMON STOCK			$ 19,172	$ 27,463	0.00%

TOTAL INVESTMENTS - 98.91% (Cost - $384,673,558) (e)				$ 486,028,415
OTHER ASSETS LESS LIABILITIES - 1.09%				5,350,422
NET ASSETS - 100.00%				$ 491,378,837

* Non-income producing.
** Less than 0.01%
^ Common stock received as an in-kind distribution from Yorktown Energy Partners VI and Yorktown Energy Partners VII LP.
^^ Common stock received as an in-kind distribution from Yorktown Energy Partners VII, L.P.
(a) Securities restricted to resale represents $486,028,415 or 98.91% of net assets.
(b) All or part of these investments are holdings of iKF, LLC.
(c) Artisan Partners Asset Management TRA - A tax receivable agreement (“TRA”) with Artisan Partners Asset Management (NYSE: APAM) was acquired from a private equity fund in a secondary transaction.
(d) Salient Solutions LLC - An existing equity co-investment interest in Salient Solutions LLC, a technology company, was acquired from a private equity fund in a secondary transaction.
(e) The fair value of total investments consists of the following regions:		Cost	Fair Value	% of Net Assets
	Americas	$ 258,971,545	332,350,152	67.64%
	Asia	75,230,613	90,356,549	18.39%
	Europe	50,471,399	63,321,714	12.88%
	Total Investments	$ 384,673,558	$ 486,028,415	98.91%